Segment information	6 Months Ended
Dec. 31, 2021
Segment information

1 Segment information

a. Description of segments and principal activities

The Company has identified two reportable segments as reported that is consistent with the internal reporting provided to the chief operating decision maker.

Management considers the business from a geographic perspective and has identified two reportable segments:

●	Australia: is the home country of the parent entity and the location of the Company’s genetic testing and licensing operations.
●	USA: is the home of Phenogen Sciences Inc. and GeneType Corporation.
●	Europe is the home of Helix Genetics Limited and Europe sales of EastDNA branded products

b. Geographical segments

The segment information for the reportable segments is as follows:

31 December 2021	Australia	USA	Europe	Total
	$	$	$	$
Segment revenue & other income
Revenue from contracts with customers	475	856,737	1,193,804	2,051,016
Other income	1,208,991	-	-	1,208,991
Net other gains	15,040	-	-	15,040
Total segment revenue & other income	1,224,506	856,737	1,193,804	3,275,047
Segment expenses
Cost of goods sold	(80,722)	(467,445)	(646,928)	(1,195,095)
Depreciation and amortisation	(99,047)	(798)	-	(99,845)
Finance costs	(10,271)	(5,718)	-	(15,989)
Share-based payments	(227,208)	-	-	(227,208)
Laboratory and research and development	(2,045,685)	(85,294)	-	(2,130,979)
Corporate and administration	(1,268,744)	(14,463)	(212,300)	(1,495,507)
Other operating expenses	(1,522,725)	(230,757)	(123,581)	(1,877,063)
Depreciation for right-of-use assets	(102,966)	(11,766)	-	(114,732)
Total segment expenses	(5,357,368)	(816,241)	(982,809)	(7,156,418)
Income tax expenses	-	-	-	-
Loss for the period	(4,132,862)	40,496	210,995	(3,881,371)
Total Segment Assets	21,558,450	286,296	697,375	22,542,121
Total Segment Liabilities	(2,235,942)	(55,017)	(800,300)	(3,091,259)

Genetic Technologies Limited

Notes to the condensed consolidated financial statements

31 December 2021

1 Segment information (continued)

31 December 2020	Australia	USA	Europe	Total
	$	$	$	$
Segment revenue & other income
Revenue from contracts with customers	4,840	11,596	-	16,436
Other income	954,634	1,913	-	956,547
Net other gains	20,913	-	-	20,913
Total segment revenue & other income	980,387	13,509	-	993,896
Segment expenses
Cost of goods sold	(177,451)	(5,574)	-	(183,025)
Depreciation and amortisation	(100,732)	(124)	-	(100,856)
Finance costs	(2,367)	(5,056)	-	(7,423)
Share-based payments	(601,271)	-	-	(601,271)
Laboratory and research and development	(996,587)	(65,104)	-	(1,061,691)
Corporate and administration	(1,805,078)	(2,739)	-	(1,807,817)
Other operating expenses	(383,047)	(215,416)	-	(598,463)
Depreciation for right-of-use assets	(98,647)	(9,798)	-	(108,445)
Total segment expenses	(4,165,180)	(303,811)	-	(4,468,991)
Income tax expenses	-	-	-	-
Loss for the period	(3,184,793)	(290,302)	-	(3,475,095)
Total Segment Assets	18,706,851	136,453	-	18,843,304
Total Segment Liabilities	(1,220,207)	(142,438)	-	(1,362,645)